Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statutory rate applied to loss before income taxes:
Statutory rate applied to loss before income taxes:	$ (1,234,599)	$ (395,571)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(366,436)	(104,812)
Change in deferred tax asset valuation allowance	1,544,407	484,591
Stock based compensation		21,734
Non-deductible expenses	44,032	16,896
Other	12,596	(10,242)
Income Tax Expense		$ 12,596